Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2022	2021	2020
Profit/(loss) for the period used for calculation of EPS – basic	$61,520	$(11,521)	$266,266
Interest and amortization on the convertible notes	$-	$-	$6,766
Profit/(loss) for the period used for calculation of EPS – dilutive	$61,520	$(11,521)	$273,032

Basic earnings per share:
Weighted average shares outstanding – basic	164,692,954	169,089,325	155,712,886

Diluted earnings per share:
Weighted average shares outstanding – basic	164,692,954	169,089,325	155,712,886
Dilutive equity awards [1]	157,137	-	65,873
Dilutive shares related to convertible notes	-	-	14,275,217
Weighted average shares outstanding – dilutive	164,850,091	169,089,325	170,053,975

[1]	In 2022, 2021, and 2020, equity awards of nil, 77,546 and nil, respectively, were excluded from the calculation of the dilutive weighted average shares outstanding due to being anti-dilutive.